Annual Total Returns[BarChart] - 2020 Retirement Fund - 2020 Retirement Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.55%	11.69%	17.72%	7.36%	0.13%	8.57%	12.52%	(4.04%)	17.53%	9.11%